Document and Entity Information	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Entity Registrant Name	Better Choice Co Inc.
Entity Central Index Key	0001471727
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2019